                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08594
                                    ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS

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[EATON VANCE LOGO]

[NYSE FLAG]

SEMIANNUAL REPORT JUNE 30, 2003

[NYSE FLAG]

EATON VANCE
SMALL-CAP
VALUE
FUND

[FLOOR STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SMALL-CAP VALUE FUND as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF GEORGE PIERIDES]
George Pierides
Fox Asset Management
Portfolio Manager

Investment Environment

- The investment climate improved during the first half of 2003 amid the conclusion of official hostilities in Iraq and signs, however tentative, of a stronger economy. Small-cap stocks fared well in the improving climate, posting impressive gains. The S&P SmallCap 600 Index had a total return of 13.30% for the six months ended June 30, 2003.(1)

- Federal tax cuts and a further interest rate reduction by the Federal Reserve could give a boost to the economy in the second half of the year. Historically, following an economic downturn, smaller companies have been prime beneficiaries of an economic updraft.

THE FUND

- The Fund's Class A shares had a total return of 10.79% during the six months ended June 30, 2003.(2) This return resulted from an increase in net asset value (NAV) per share to $10.06 on June 30, 2003 from $9.08 on December 31, 2002.

- The Fund's Class B shares had a total return of 10.38% during the six months ended June 30, 2003.(2) This return resulted from an increase in NAV per share to $10.31 on June 30, 2003 from $9.34 on December 31, 2002.

- The Fund's Class C shares had a total return of 10.41% during the six months ended June 30, 2003.(2) This return resulted from an increase in NAV per share to $10.29 on June 30, 2003 from $9.32 on December 31, 2002.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND FOX ASSET MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

    Management Discussion

- The Fund focuses on small-cap companies that management believes are inexpensive or undervalued relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those in the S&P SmallCap 600 Index.

- While the economy awaited a convincing recovery, investor speculation caused stocks of lower-quality companies to outperform higher-quality companies in the first half of 2003. The Portfolio emphasized companies management believes have good fundamentals, strong balance sheets and relatively low valuation, and sought a balance between cyclical and consumer stocks.

- Auto parts stocks, which were prominent holdings in the Portfolio, rose during the period. Despite lower auto production levels, selected parts manufacturers have seen strong demand for fuel-efficient engine technologies and innovative transmission systems aimed at meeting stricter fuel standards.

- Retailing and restaurant stocks were among the Portfolio's best performers. Specialty retailers with good niches in the clothing, food and drug areas have thrived in this climate. Within the restaurant sector, the Portfolio's restaurant stocks fared well. While "fast-food" chains have been troubled by issues of nutrition and cleanliness, other companies have achieved good revenue growth by offering attractive casual dining concepts and value-priced menus.

- Medical product and medical supply manufacturers turned in strong performances. The Portfolio's investments in this area included companies that make products used in cosmetic and reconstructive surgery, as well as companies that produce medical supplies for a range of medical and dental applications. These companies have experienced impressive revenue growth independent of the economic cycle.

- Energy, chemicals and basic materials producers performed unevenly during the period. Many of these companies have been hurt by the tentative nature of the economy. Sometimes referred to as late cyclicals, these sectors may gather momentum at a stage where the economy has confirmed a vigorous recovery.

    FUND INFORMATION
    as of June 30, 2003

    PERFORMANCE(3)                                              CLASS A      CLASS B      CLASS C
    ---------------------------------------------------------------------------------------------
    Average Annual Total Returns (at net asset value)
    ---------------------------------------------------------------------------------------------
    One Year                                                      0.60%        N.A.          N.A
    Life of Fund+                                                 0.59         3.10         2.90

    SEC Average Annual Total Returns (including sales
    charge or applicable CDSC)
    ---------------------------------------------------------------------------------------------
    One Year                                                     -5.18%        N.A.         N.A.
    Life of Fund+                                                -5.13        -1.90         1.90

    + Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

TEN LARGEST HOLDINGS(4) By total net assets

Church & Dwight Co., Inc.        4.0%
Arkansas Best Corp.              3.5
Teleflex, Inc.                   3.4
AO Smith Corp.                   3.1
AptarGroup, Inc.                 3.1
Protective Life Corp.            3.1
BorgWarner, Inc.                 3.0
RPM, Inc.                        2.7
Lafarge North America, Inc.      2.7
Newfield Exploration Co.         2.7

(1) It is not possible to invest directly in an Index.
(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; for Class C, 1-year return reflects 1% CDSC.
(4) Based on market value. Ten largest holdings represent 31.3% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
----------------------------------------------------
Investment in Portfolio, at value
   (identified cost, $2,827,831)          $3,134,322
Receivable for Fund shares sold                1,359
Receivable from the Administrator             33,048
----------------------------------------------------
TOTAL ASSETS                              $3,168,729
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable to affiliate for distribution
   and service fees                       $      106
Accrued expenses                              17,595
----------------------------------------------------
TOTAL LIABILITIES                         $   17,701
----------------------------------------------------
NET ASSETS                                $3,151,028
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $2,894,016
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (41,862)
Accumulated net investment loss               (7,617)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          306,491
----------------------------------------------------
TOTAL                                     $3,151,028
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $1,752,478
SHARES OUTSTANDING                           174,205
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.06
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.06)      $    10.67
----------------------------------------------------

Class B Shares
----------------------------------------------------
NET ASSETS                                $  693,259
SHARES OUTSTANDING                            67,230
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.31
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $  705,291
SHARES OUTSTANDING                            68,553
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    10.29
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio        $ 13,146
Interest allocated from Portfolio              564
Expenses allocated from Portfolio          (11,861)
--------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  1,849
--------------------------------------------------

Expenses
--------------------------------------------------
Administration fee                        $  1,612
Trustees' fees and expenses                     40
Distribution and service fees
   Class A                                   1,855
   Class B                                   1,914
   Class C                                   1,423
Registration fees                           49,955
Custodian fee                                6,916
Legal and accounting services                3,918
Transfer and dividend disbursing agent
   fees                                        400
Miscellaneous                                1,414
--------------------------------------------------
TOTAL EXPENSES                            $ 69,447
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Administrator                   $ 59,981
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 59,981
--------------------------------------------------

NET EXPENSES                              $  9,466
--------------------------------------------------

NET INVESTMENT LOSS                       $ (7,617)
--------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(41,292)
--------------------------------------------------
NET REALIZED LOSS                         $(41,292)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $300,491
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $300,491
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $259,199
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $251,582
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (7,617) $                 (1,781)
   Net realized loss                               (41,292)                     (337)
   Net change in unrealized appreciation
      (depreciation)                               300,491                     6,000
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        251,582  $                  3,882
------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $        565,435  $              1,741,194
      Class B                                      395,861                   257,387
      Class C                                      592,265                   115,760
   Cost of shares redeemed
      Class A                                     (713,143)                   (5,166)
      Class B                                       (5,942)                      (10)
      Class C                                      (22,933)                  (25,144)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        811,543  $              2,084,021
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,063,125  $              2,087,903
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $      2,087,903  $                     --
------------------------------------------------------------------------------------
AT END OF PERIOD                          $      3,151,028  $              2,087,903
------------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
------------------------------------------------------------------------------------
AT END OF PERIOD                          $         (7,617) $                     --
------------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS A
                                  ---------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       YEAR ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.080                     $10.000
-------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------
Net investment loss                   $(0.021)                    $(0.023)
Net realized and unrealized
   gain (loss)                          1.001                      (0.897)(3)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.980                     $(0.920)
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.060                     $ 9.080
-------------------------------------------------------------------------------------

TOTAL RETURN(4)                         10.79%                      (9.20)%
-------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 1,752                     $ 1,742
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       1.75%(6)                    1.75%(6)
   Net investment loss                  (0.46)%(6)                  (0.51)%(6)
Portfolio Turnover of the
   Portfolio                               21%                          2%
-------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           8.84%(6)                   37.05%(6)
   Expenses after custodian
      fee reduction                      8.84%
   Net investment loss                  (7.55)%(6)                 (35.81)%(6)
Net investment loss per share         $(0.347)                    $(1.615)
-------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's shares of the Portfolio's expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS B
                                  ---------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       YEAR ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.340                     $10.000
-------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------
Net investment loss                   $(0.058)                    $(0.058)
Net realized and unrealized
   gain (loss)                          1.028                      (0.602)(3)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.970                     $(0.660)
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.310                     $ 9.340
-------------------------------------------------------------------------------------

TOTAL RETURN(4)                         10.38%                      (6.60)%
-------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   693                     $   255
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       2.50%(6)                    2.50%(6)
   Net investment loss                  (1.23)%(6)                  (1.30)%(6)
Portfolio Turnover of the
   Portfolio                               21%                          2%
-------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           9.59%(6)                   37.80%(6)
   Expenses after custodian
      fee reduction                      9.59%
   Net investment loss                  (8.32)%(6)                 (36.60)%(6)
Net investment loss per share         $(0.393)                    $(1.633)
-------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's shares of the Portfolio's expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS C
                                  ---------------------------------------------------
                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       YEAR ENDED
                                  (UNAUDITED)(1)      DECEMBER 31, 2002(1)(2)
-------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.320                     $10.000
-------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------
Net investment loss                   $(0.060)                    $(0.060)
Net realized and unrealized
   gain (loss)                          1.030                      (0.620)(3)
-------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.970                     $(0.680)
-------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.290                     $ 9.320
-------------------------------------------------------------------------------------

TOTAL RETURN(4)                         10.41%                      (6.80)%
-------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   705                     $    91
Ratios (As a percentage of
   average daily net assets):
   Net expenses(5)                       2.50%(6)                    2.50%(6)
   Net investment loss                  (1.26)%(6)                  (1.31)%(6)
Portfolio Turnover of the
   Portfolio                               21%                          2%
-------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                           9.59%(6)                   37.80%(6)
   Expenses after custodian
      fee reduction                      9.59%
   Net investment loss                  (8.35)%(6)                 (36.61)%(6)
Net investment loss per share         $(0.397)                    $(1.677)
-------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5)  Includes the Fund's shares of the Portfolio's expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (96.9% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002(1)
    -----------------------------------------------------------------------------------
    Sales                                               62,122                  192,330
    Redemptions                                        (79,660)                    (587)
    -----------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (17,538)                 191,743
    -----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002(2)
    -----------------------------------------------------------------------------------
    Sales                                               40,549                   27,324
    Redemptions                                           (642)                      (1)
    -----------------------------------------------------------------------------------
    NET INCREASE                                        39,907                   27,323
    -----------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002(3)
    -----------------------------------------------------------------------------------
    Sales                                               61,188                   12,574
    Redemptions                                         (2,393)                  (2,816)
    -----------------------------------------------------------------------------------
    NET INCREASE                                        58,795                    9,758
    -----------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (2) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
 (3) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2003, the administration fee amounted to $1,612. To reduce the net investment loss of the Fund, EVM was allocated, on a preliminary basis, $59,981 of the Fund's operating expenses for the six months ended June 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been earned.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,621 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective Class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective Class. The Fund paid or accrued $1,436 and $1,069 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended

EATON VANCE SMALL-CAP VALUE FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $29,000, and $18,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $1,855, $478 and $354 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received $260 and $38 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $1,560,572 and $760,686, respectively, for the six months ended June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                        204,015     2,924
    Donald R. Dwight                             204,015     2,924
    James B. Hawkes                              204,015     2,924
    Samuel L. Hayes, III                         204,015     2,924
    William H. Park                              204,015     2,924
    Norton H. Reamer                             204,015     2,924
    Lynn A. Stout                                204,015     2,924

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 89.8%

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Auto and Parts -- 5.0%
------------------------------------------------------------
BorgWarner, Inc.                           1,500  $   96,600
Superior Industries International, Inc.    1,600      66,720
------------------------------------------------------------
                                                  $  163,320
------------------------------------------------------------
Cement -- 2.7%
------------------------------------------------------------
Lafarge North America, Inc.                2,800  $   86,520
------------------------------------------------------------
                                                  $   86,520
------------------------------------------------------------
Chemical -- 2.7%
------------------------------------------------------------
RPM, Inc.                                  6,300  $   86,625
------------------------------------------------------------
                                                  $   86,625
------------------------------------------------------------
Computer / Communications Related -- 5.1%
------------------------------------------------------------
Actel Corp.(1)                             2,300  $   47,150
International Rectifier Corp.(1)           2,700      72,414
Veeco Instruments, Inc.(1)                 2,700      45,981
------------------------------------------------------------
                                                  $  165,545
------------------------------------------------------------
Construction / Engineering -- 5.5%
------------------------------------------------------------
Granite Construction, Inc.                 3,500  $   67,060
Insituform Technologies, Inc.(1)           3,500      61,880
Shaw Group, Inc., (The)(1)                 4,000      48,200
------------------------------------------------------------
                                                  $  177,140
------------------------------------------------------------
Electrical Equipment -- 2.8%
------------------------------------------------------------
Belden, Inc.                               3,900  $   61,971
Cable Design Technologies Corp.(1)         4,000      28,600
------------------------------------------------------------
                                                  $   90,571
------------------------------------------------------------
Electronics -- 3.0%
------------------------------------------------------------
Bel Fuse, Inc.                             2,800  $   64,120
Technitrol, Inc.(1)                        2,100      31,605
------------------------------------------------------------
                                                  $   95,725
------------------------------------------------------------
Energy -- 9.1%
------------------------------------------------------------
Newfield Exploration Co.(1)                2,300  $   86,365
NUI Corp.                                  2,100      32,592
Piedmont Natural Gas Co., Inc.             1,900      73,739
SECURITY                                  SHARES  VALUE
------------------------------------------------------------

Energy (continued)
------------------------------------------------------------
Questar Corp.                              1,800  $   60,246
XTO Energy, Inc.                           2,133      42,895
------------------------------------------------------------
                                                  $  295,837
------------------------------------------------------------
Food Wholesalers / Retailers -- 2.0%
------------------------------------------------------------
SUPERVALU, Inc.                            3,100  $   66,092
------------------------------------------------------------
                                                  $   66,092
------------------------------------------------------------
Household Products -- 6.5%
------------------------------------------------------------
Church & Dwight Co., Inc.                  4,000  $  130,920
Libbey, Inc.                               3,500      79,450
------------------------------------------------------------
                                                  $  210,370
------------------------------------------------------------
Industrial Products -- 7.3%
------------------------------------------------------------
A.O. Smith Corp.                           3,600  $  101,340
CLARCOR, Inc.                                600      23,130
Teleflex, Inc.                             2,600     110,630
------------------------------------------------------------
                                                  $  235,100
------------------------------------------------------------
Insurance -- 3.1%
------------------------------------------------------------
Protective Life Corp.                      3,700  $   98,975
------------------------------------------------------------
                                                  $   98,975
------------------------------------------------------------
Medical Services / Supplies -- 10.0%
------------------------------------------------------------
CONMED Corp.(1)                            3,200  $   58,432
DENTSPLY International, Inc.               1,400      57,260
Inamed Corp.(1)                            1,400      75,166
MIM Corp.(1)                               5,200      33,956
PolyMedica Corp.                           1,400      64,106
West Pharmaceutical Services, Inc.         1,400      34,300
------------------------------------------------------------
                                                  $  323,220
------------------------------------------------------------
Packaging -- 3.1%
------------------------------------------------------------
AptarGroup, Inc.                           2,800  $  100,800
------------------------------------------------------------
                                                  $  100,800
------------------------------------------------------------
REITS -- 1.0%
------------------------------------------------------------
Mack-Cali Realty Corp.                       900  $   32,742
------------------------------------------------------------
                                                  $   32,742
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES  VALUE
------------------------------------------------------------
Restaurants -- 4.6%
------------------------------------------------------------
Applebee's International, Inc.             1,800  $   56,574
CBRL Group, Inc.                           2,000      77,720
Outback Steakhouse, Inc.                     400      15,600
------------------------------------------------------------
                                                  $  149,894
------------------------------------------------------------
Retailing -- 7.2%
------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)               4,700  $   70,782
Claire's Stores, Inc.                      1,900      48,184
Footstar, Inc.(1)                          3,900      50,700
ShopKo Stores, Inc.(1)                     4,900      63,700
------------------------------------------------------------
                                                  $  233,366
------------------------------------------------------------
Toys -- 3.9%
------------------------------------------------------------
JAKKS Pacific, Inc.(1)                     6,000  $   79,740
RC2 Corp.(1)                               2,700      45,927
------------------------------------------------------------
                                                  $  125,667
------------------------------------------------------------
Transportation -- 5.2%
------------------------------------------------------------
Arkansas Best Corp.                        4,800  $  114,192
Roadway Corp.                              1,900      54,207
------------------------------------------------------------
                                                  $  168,399
------------------------------------------------------------
Total Common Stocks
   (identified cost $2,596,631)                   $2,905,908
------------------------------------------------------------
Total Investments -- 89.8%
   (identified cost $2,596,631)                   $2,905,908
------------------------------------------------------------
Other Assets, Less Liabilities -- 10.2%           $  328,375
------------------------------------------------------------
Net Assets -- 100.0%                              $3,234,283
------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
----------------------------------------------------
Investments, at value (identified cost,
   $2,596,631)                            $2,905,908
Cash                                         564,822
Receivable from the Investment Adviser        17,139
Interest and dividends receivable              1,515
----------------------------------------------------
TOTAL ASSETS                              $3,489,384
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  237,250
Payable to affiliate for Trustees' fees        1,910
Accrued expenses                              15,941
----------------------------------------------------
TOTAL LIABILITIES                         $  255,101
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $3,234,283
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $2,925,006
Net unrealized appreciation (computed on
   the basis of identified cost)             309,277
----------------------------------------------------
TOTAL                                     $3,234,283
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------
Dividends                                 $ 13,708
Interest                                       586
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 14,294
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 11,232
Custodian fee                                9,997
Legal and accounting services                7,142
Miscellaneous                                1,124
--------------------------------------------------
TOTAL EXPENSES                            $ 29,495
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Investment Adviser              $ 17,139
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 17,139
--------------------------------------------------

NET EXPENSES                              $ 12,356
--------------------------------------------------

NET INVESTMENT INCOME                     $  1,938
--------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(43,496)
--------------------------------------------------
NET REALIZED LOSS                         $(43,496)
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $312,507
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $312,507
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $269,011
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $270,949
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002(1)
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $          1,938  $                341
   Net realized loss                               (43,496)               (1,107)
   Net change in unrealized
      appreciation (depreciation)                  312,507                (3,230)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        270,949  $             (3,996)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      1,560,572  $          2,105,971
   Withdrawals                                    (760,686)              (38,537)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $        799,886  $          2,067,434
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,070,835  $          2,063,438
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      2,163,448  $            100,010
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      3,234,283  $          2,163,448
--------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  JUNE 30, 2003       PERIOD ENDED
                                  (UNAUDITED)         DECEMBER 31, 2002(1)
------------------------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.10%(2)                1.10%(2)
   Net investment income                 0.17%(2)                0.13%(2)
Portfolio Turnover                         21%                      2%
------------------------------------------------------------------------------
TOTAL RETURN                            10.79%                  (8.90)%
------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $3,234                  $2,163
------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              2.62%(2)               12.79%(2)
   Net investment loss                  (1.35)%(2)             (11.56)%(2)
------------------------------------------------------------------------------

 (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 18, 2002 seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Small-Cap Value Fund held an approximate 96.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the advisory fee amounted to $11,232. To reduce the net investment loss of the Portfolio, EVM was allocated, on a preliminary basis, $17,139 of the Portfolio's operating expenses for the six months ended June 30, 2003. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $1,141,975 and $439,328, respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $2,596,631
    ----------------------------------------------------
    Gross unrealized appreciation             $  348,690
    Gross unrealized depreciation                (39,413)
    ----------------------------------------------------
    NET UNREALIZED APPRECIATION               $  309,277
    ----------------------------------------------------

SMALL-CAP VALUE PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2003.

7 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             99%           1%
    Donald R. Dwight                                  99%           1%
    James B. Hawkes                                   99%           1%
    Samuel L. Hayes, III                              99%           1%
    William H. Park                                   99%           1%
    Norton H. Reamer                                  99%           1%
    Lynn A. Stout                                     99%           1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE SMALL-CAP VALUE FUND

INVESTMENT MANAGEMENT

EATON VANCE SMALL-CAP VALUE FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

SMALL-CAP VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

George C. Pierides
Vice President and
Portfolio Manager

Barbara E. Campbell
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF SMALL-CAP GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SMALL-CAP VALUE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE SMALL-CAP VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1303-8/03                                                                 SCVSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON VANCE SMALL-CAP VALUE
FUND)


By:    /s/ Thomas E. Faust Jr
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003
       ---------------


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003
       ---------------